Earnings per share - Disclosure of reconciliation of diluted earnings per share (Details) - EUR (€) € / shares in Units, shares in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Earnings per share [abstract]
Owners of the parent	€ 14,200	€ 2,173	[1]	€ 3,201	[1]
Weighted average number of shares outstanding (in shares)	3,059,284	1,544,002		1,558,049
Number of shares deployable for share-based compensation (in shares)	23,651	14,441		13,244
Equity warrants deliveed to General Motors (in shares)	68,497	68,497		68,497
Weighted average number of shares outstanding for diluted earnings per share (in shares)	3,151,432	1,626,940		1,639,790
Diluted earnings per share (in EUR per share)	€ 4.51	€ 1.34	[1]	€ 1.95	[1]
Net profit from continuing operations attributable to owners of the parent	€ 13,210	€ 2,353	[1]	€ 2,930	[1]
Diluted earnings per share from continuing operations (in EUR per share)	€ 4.19	€ 1.45	[1]	€ 1.79	[1]
Net profit from discontinued operations attributable to owners of the parent	€ 990	€ (180)		€ 271
Weighted average number of shares outstanding for diluted earnings per share from discontinued operations (in shares)		1,544,002
Diluted earnings per share from discontinued operations (in EUR per share)	€ 0.31	€ (0.12)		€ 0.17

[1]	Refer to Note 3, Scope of consolidation